Expense Example - Oakmark Bond Fund	Oct. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,028
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	805
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	814
R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 698